Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,992,000
Previously Paid Amount	0.00
Total Fee Amount	869.30
Total Offset Amount	0.00
Net Fee	869.30
Narrative - Max Aggregate Offering Price	$ 9,992,000
Final Prospectus	true